STOCKHOLDER'S EQUITY (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding at beginning	109,400,006	106,253,339	103,208,331
Granted	51,044,054	3,600,000	6,220,000
Forfeitures	(699,999)	(453,333)	(3,174,992)
Outstanding at ending	159,744,061	109,400,006	106,253,339
Exercisable at ending	113,750,727	101,144,450
Weighted Average Exercise Price
Outstanding at beginning	$ 0.20	$ 0.19	$ 0.19
Granted	0.07	0.07	0.22
Forfeitures	0.23	0.13	0.08
Outstanding at ending	0.19	0.20	$ 0.19
Exercisable at ending	$ 0.15	$ 0.19
Weighted Average Contractual Term (Yrs.)
Outstanding at beginning	6 years 6 months	9 years 6 months	9 years 6 months
Granted	10 years	10 years	10 years
Outstanding at ending	7 years 7 months 6 days	6 years 6 months	9 years 6 months
Exercisable at ending	6 years 9 months 18 days	7 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding at beginning	$ 280,000	$ 11,457,291	$ 10,023,400
Granted	200,000		2,868,750
Forfeitures
Outstanding at ending	104,650	280,000	$ 11,457,291
Exercisable at ending	$ 104,650	$ 280,000